Consolidated Statements of Changes in Shareholders' Equity (Deficit) - USD ($) $ in Thousands	Preferred shares	Ordinary Shares		Additional paid-in-capital	Accumulated deficit	Total
Balance at Dec. 31, 2016		$ 3		$ 18,560	$ (8,861)	$ 9,702
Balance, shares at Dec. 31, 2016		2,576,415
Net and comprehensive loss					(9,111)	(9,111)
Balance at Dec. 31, 2017		$ 3		18,560	(17,972)	591
Balance, shares at Dec. 31, 2017		2,576,415
Issuance of ordinary shares and warrants, net of issuance costs		$ 3		11,596		11,599
Issuance of ordinary shares and warrants, net of issuance costs, shares		3,578,262
Issuance of restricted ordinary shares to employees			[1]				[1]
Issuance of restricted ordinary shares to employees, shares		150,000
Payment on account of shares				1,457		1,457
Stock-based compensation in connection with restricted shares and options granted to employees and service provider				91		91
Net and comprehensive loss					(10,189)	(10,189)
Balance at Dec. 31, 2018		$ 6		31,704	(28,161)	3,549
Balance, shares at Dec. 31, 2018		6,304,677
Issuance of ordinary shares and warrants, net of issuance costs			[1]	3		3
Issuance of ordinary shares and warrants, net of issuance costs, shares		226,923
Stock-based compensation in connection with restricted shares and options granted to employees and service provider				288		288
Conversion of Significant Shareholders loans into ordinary shares			[1]				[1]
Conversion of Significant Shareholders loans into ordinary share, Shares		452,852
Ordinary shares and warrants issued in connection with the purchase of Telcostar shares		$ 1		1,031		1,032
Ordinary shares and warrants issued in connection with the purchase of Telcostar share, Shares		354,609
Issuance of restricted ordinary shares to the Significant Shareholders		$ 1		(1)
Issuance of restricted ordinary shares to the Significant Shareholders, Share		700,000
Forfeited restricted ordinary shares granted to a former employee			[1]				[1]
Forfeited restricted ordinary shares granted to a former employee, Shares		(50,000)
Net and comprehensive loss					(7,737)	(7,737)
Balance at Dec. 31, 2019		$ 8		$ 33,025	$ (35,898)	$ (2,865)
Balance, shares at Dec. 31, 2019		7,989,061

[1]	Less than $0.5 thousand